Note 15 - Derivative Liability: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Derivative Financial Instruments, Liabilities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Liabilities, Fair Value Disclosure, Recurring	$ 0	$ 819,922
Fair Value, Inputs, Level 1
Liabilities, Fair Value Disclosure, Recurring	0
Fair Value, Inputs, Level 2
Liabilities, Fair Value Disclosure, Recurring	0
Fair Value, Inputs, Level 3
Liabilities, Fair Value Disclosure, Recurring	$ 0